Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties

As of October 31, 2025 and 2024, amount due from related parties consisted of the following:

	October 31, 2025	October 31, 2024
Xiaozhong Lin (1)	$36,815	—
Total	$36,815	$—
(1)	Xiaozhong Lin, Chairman and CEO of the Company

As of October 31, 2025 and 2024, amount due to related parties consisted of the following:

	October 31, 2025	October 31, 2024
Xiaozhong Lin(1)	$-	$79,301
Xuefen Zhang(2)	-	70,456
Total	$-	$149,757
(1)	Xiaozhong Lin, Chairman and CEO of the Company
(2)	Xuefen Zhang, director and Chief Operating Officer of the Company